Revenue - Summary of Revenue by Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Disaggregation of Revenue [Line Items]
Total sales	$ 193,041	$ 125,296	$ 353,373	$ 232,453
Electronic Systems [Member]
Disaggregation of Revenue [Line Items]
Total sales	90,724	69,852	164,275	127,122
Mechanical Systems [Member]
Disaggregation of Revenue [Line Items]
Total sales	42,565	29,819	81,269	55,835
Exhaust [Member]
Disaggregation of Revenue [Line Items]
Total sales	22,790	18,971	42,616	34,157
Accessories [Member]
Disaggregation of Revenue [Line Items]
Total sales	17,992	$ 6,654	31,019	$ 15,339
Safety [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 18,970		$ 34,194